Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interest [Member]	Total
Balance, beginning of year at Dec. 31, 2023	$ 2,240.2	$ 61.3	$ (5.4)	$ (25.7)	$ (173.6)	$ 2,096.8	$ 110.0	$ 2,206.8
Net income (loss)					76.7	76.7	(8.9)	67.8
Other comprehensive (loss) income			(43.0)	26.9		(16.1)	(6.9)	(23.0)
Total comprehensive (loss) income			(43.0)	26.9	76.7	60.6	(15.8)	44.8
Contributions by and distributions to owners:
Dividends					(5.5)	(5.5)		(5.5)
Flow-through shares issued, net of share issuance costs	8.6					8.6		8.6
Shares issued on equity raise, net of share issuance costs	386.2					386.2		386.2
Stock options		2.1				2.1		2.1
Issuance of shares related to stock options and warrants exercised	6.3	(1.9)				4.4		4.4
Total contributions by and distributions to owners	401.1	0.2			(5.5)	395.8		395.8
Balance, end of year at Dec. 31, 2024	2,641.3	61.5	(48.4)	1.2	(102.4)	2,553.2	94.2	2,647.4
Net income (loss)					568.5	568.5	(4.2)	564.3
Other comprehensive (loss) income			22.5	7.2		29.7	3.2	32.9
Total comprehensive (loss) income			22.5	7.2	568.5	598.2	(1.0)	597.2
Contributions by and distributions to owners:
Dividends					(5.6)	(5.6)		(5.6)
Flow-through shares issued, net of share issuance costs	13.7					13.7		13.7
Shares issued on equity raise, net of share issuance costs	4.2					4.2		4.2
Copper Mountain non-controlling interest acquisition		61.3	(4.0)			57.3	(93.2)	(35.9)
Stock options		2.5				2.5		2.5
Issuance of shares related to stock options and warrants exercised	4.6	(1.5)				3.1		3.1
Tax adjustments in respect of prior years	4.4					4.4		4.4
Total contributions by and distributions to owners	26.9	62.3	(4.0)		(5.6)	79.6	(93.2)	(13.6)
Balance, end of year at Dec. 31, 2025	$ 2,668.2	$ 123.8	$ (29.9)	$ 8.4	$ 460.5	$ 3,231.0	$ 0.0	$ 3,231.0